Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									6 Months Ended
	Dec. 31, 2013 Life Insurance Benefits [Member]	Dec. 31, 2012 Life Insurance Benefits [Member]	Dec. 31, 2011 Life Insurance Benefits [Member]	Dec. 31, 2013 401 (k) plan [Member]	Dec. 31, 2012 401 (k) plan [Member]	Dec. 31, 2011 401 (k) plan [Member]	Dec. 31, 2013 Salary Continuation Agreement [Member]	Dec. 31, 2012 Salary Continuation Agreement [Member]	Dec. 31, 2011 Salary Continuation Agreement [Member]	Jun. 30, 2013 Multi-employer pension plan [Member]	Jun. 30, 2012 Multi-employer pension plan [Member]	Jun. 30, 2011 Multi-employer pension plan [Member]	Jul. 01, 2013 Multi-employer pension plan [Member]	Jul. 01, 2012 Multi-employer pension plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability										$ 192	$ 38
CFBank's contributions										80	49	91
Funded status													82.95%	96.83%
Total contributions made to Pentegra DB Plan											196,473	299,729
Percentage of amount allowable under federal tax regulations				25.00%							5.00%	5.00%
Percentage of compensation contributed under federal tax regulations				8.00%
Benefit plan expense	(1)	16	10	27	33	20	12	47	16
Accrued interest payable and other liabilities Total	204	205					260	273
Annual benefit for 20 years							$ 25
Duration of Annual benefit							20 years